Consolidated Balance Sheets - Quarterly (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,777,226	$ 1,329,389		$ 3,334,813
Accounts receivable, net	3,969,503	4,209,125		2,540,515
Inventory	26,124	26,124
Due from related parties	400,893	326,324
Prepaid and other current assets	563,221	545,628		267,110
Total Current Assets	6,736,967	6,436,590		6,566,524
Property and equipment, net	433,119	401,021		409,382
Intangible asset	99,592	99,592		99,592
Goodwill	5,172,146	5,172,146		1,537,742
Deferred tax assets	445,100	440,135		446,402
TOTAL ASSETS	12,886,924	12,549,484		9,059,642
Current Liabilities
Accounts payable	2,270,211	2,254,636		1,474,595
Accrued and other current liabilities	2,748,968	2,482,352		307,049
Due to related parties	26,613	26,613
Loans payable	95,407	94,342
Loans payable - related parties	238,610	235,949
Derivative liabilities	921,222	1,357,787
Total Current Liabilities	6,301,031	6,451,679		2,363,015
Loans payable, non-current	100,255	108,150		119,295
Employee benefits, non-current	155,978	154,238		156,434
TOTAL LIABILITIES	6,557,264	6,714,067		2,638,744
Stockholders' Equity
Common stock: 300,000,000 authorized; $0.001 par value 164,596,688 and 161,595,511 shares issued and outstanding, respectively	164,597	161,595		147,477
Additional paid in capital	31,784,606	31,136,120		25,842,982
Accumulated deficit	(24,867,580)	(24,504,395)		(18,536,921)
Accumulated other comprehensive loss	(32,753)	(33,557)		(36,658)
Equity attributable to stockholders of iQSTEL Inc.	7,048,901	6,759,794	$ 7,902,884	7,416,911	$ (1,388,575)
Deficit attributable to noncontrolling interests	(719,241)	(924,377)		(996,013)
TOTAL STOCKHOLDERS' EQUITY	6,329,660	5,835,417		6,420,898
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	12,886,924	12,549,484		9,059,642
Preferred Class A [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	10	10		10
Preferred Class B [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	21	21		21
Preferred Class C [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value